Amount Due to a Shareholder (Details) - Schedule of Amount Due to a Shareholder - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Amount Due to a Shareholder [Abstract]
Amount due to a shareholder	$ 200,763